S000009876 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	9.01%	6.41%			12.16%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	8.77%	6.19%			11.93%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.98%	3.55%			8.83%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	4.55%			9.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.96%	6.35%	12.07%	[1]
Performance Inception Date			Feb. 24, 2017
Class I | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.66%	[1]	14.82%
Performance Inception Date			Feb. 24, 2017
Class I | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%	[1]	12.49%
Performance Inception Date			Feb. 24, 2017

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.